Net loss per share - Anti-dilutive effect (Details)	12 Months Ended
Dec. 31, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	1,459,006
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	659,006
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share	800,000